Statements of Operations (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010
Investment income
Interest income	$ 3,991		$ 6,680		$ 9,785		$ 40,189		$ 44,362		$ 58,830
Other income	4				1,870
Total income	3,995		6,680		11,655		40,189
Expenses
Selling commission	489,442		885,105		1,653,000		2,741,855		3,456,091		3,418,467
Brokerage commissions	329,630		337,609		1,024,612		1,270,840		1,604,501		2,231,559
Management fee	226,367		409,457		764,513		1,268,207		1,598,542		1,581,025
Ongoing offering expenses	122,360		221,327		413,249		685,514		864,072		854,610
Operating expenses	18,354		33,199		61,988		102,828		129,613		128,189
Gain (Loss) on MF Global					(8,417)				866,676
Other	6,056		13,561		16,584		47,243		51,129		34,178
Total expenses	1,192,209		1,900,258		3,925,529		6,116,487		8,570,624		8,248,028
Net investment loss	(1,188,214)		(1,893,578)		(3,913,874)		(6,076,298)		(8,526,262)		(8,189,198)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	237,278		1,095,039		1,922,875		9,098,897		(78,663)		16,144,514
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(1,335,397)		3,626,932		(2,467,731)		(2,903,173)		(6,827,449)		7,312,721
Net gain (loss) on investments	(1,098,119)		4,721,971		(544,856)		6,195,724		(6,906,112)		23,457,235
Net increase (decrease) in net assets from operations	(2,286,333)		2,828,393		(4,458,730)		119,426		(15,432,374)		15,268,037
SERIES A
Investment income
Interest income	2,036		3,411		4,984		18,090		20,663		28,761
Other income	1				673
Total income	2,037		3,411		5,657		18,090
Expenses
Selling commission	234,309		391,028		799,082		1,162,531		1,499,588		1,420,292
Brokerage commissions	125,292		118,611		403,339		420,894		544,421		702,326
Management fee	108,368		180,949		369,575		537,770		693,659		656,877
Ongoing offering expenses	58,577		97,810		199,770		290,687		374,951		355,069
Operating expenses	8,787		14,671		29,966		43,603		56,243		53,260
Gain (Loss) on MF Global					(41,517)				337,063
Other	3,398		5,388		9,046		17,738		19,866		15,126
Total expenses	538,731		808,457		1,769,261		2,473,223		3,525,791		3,202,950
Net investment loss	(536,694)		(805,046)		(1,763,604)		(2,455,133)		(3,505,128)		(3,174,189)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	227,128		377,241		888,163		2,903,223		(334,077)		5,868,855
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(516,977)		1,342,148		(888,024)		(784,504)		(2,183,020)		2,396,138
Net gain (loss) on investments	(289,849)		1,719,389		139		2,118,719		(2,517,097)		8,264,993
Net increase (decrease) in net assets from operations	(826,543)		914,343		(1,763,465)		(336,414)		(6,022,225)		5,090,804
Net increase (decrease) in net assets from operations per unit (based upon weighted average number of units outstanding during period)	$ (44.53)	[1]	$ 36.69	[1]	$ (85.65)	[1]	$ (13.59)	[1]	$ (246.81)	[2]	$ 196.01	[2]
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ (50.81)		$ 37.39		$ (93.67)		$ (12.71)		$ (244.24)		$ 196.23
SERIES B
Investment income
Interest income	1,955		3,269		4,801		22,099		23,699		30,069
Other income	3				1,197
Total income	1,958		3,269		5,998		22,099
Expenses
Selling commission	255,133		494,077		853,918		1,579,324		1,956,503		1,998,175
Brokerage commissions	204,338		218,998		621,273		849,946		1,060,080		1,529,233
Management fee	117,999		228,508		394,938		730,437		904,883		924,148
Ongoing offering expenses	63,783		123,517		213,479		394,827		489,121		499,541
Operating expenses	9,567		18,528		32,022		59,225		73,370		74,929
Gain (Loss) on MF Global					33,100				529,613
Other	2,658		8,173		7,538		29,505		31,263		19,052
Total expenses	653,478		1,091,801		2,156,268		3,643,264		5,044,833		5,045,078
Net investment loss	(651,520)		(1,088,532)		(2,150,270)		(3,621,165)		(5,021,134)		(5,015,009)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	10,150		717,798		1,034,712		6,195,674		255,414		10,275,659
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(818,420)		2,284,784		(1,579,707)		(2,118,669)		(4,644,429)		4,916,583
Net gain (loss) on investments	(808,270)		3,002,582		(544,995)		4,077,005		(4,389,015)		15,192,242
Net increase (decrease) in net assets from operations	$ (1,459,790)		$ 1,914,050		$ (2,695,265)		$ 455,840		$ (9,410,149)		$ 10,177,233
Net increase (decrease) in net assets from operations per unit (based upon weighted average number of units outstanding during period)	$ (76.09)	[3]	$ 71.05	[3]	$ (130.46)	[3]	$ 15.80	[3]	$ (337.97)	[4]	$ 297.46	[4]
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ (79.23)		$ 63.19		$ (136.02)		$ 8.25		$ (382.08)		$ 318.88

[1]	Weighted average number of Units outstanding for Series A for the Three Months Ended September 30, 2012 and September 30, 2011: 18,716.65 and 24,922.98, respectively; and for the Nine Months Ended September 30, 2012 and September 30, 2011: 20,898.14 and 24,748.41, respectively.
[2]	Weighted average number of Units outstanding for Series A for the Years Ended December 31, 2011 and December 31, 2010: 24,400.48 and 25,971.98, respectively.
[3]	Weighted average number of Units outstanding for Series B for the Three Months Ended September 30, 2012 and September 30, 2011: 19,111.90 and 26,938.23, respectively; and for the Nine Months Ended September 30, 2012 and September 30, 2011: 20,938.59 and 28,856.74, respectively
[4]	Weighted average number of Units outstanding for Series B for the Years Ended December 31, 2011 and December 31, 2010: 27,843.37 and 34,214.30, respectively.